Primary and secondary segments reporting - Business segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Business segments
Net interest income	€ 35,283	€ 34,341	[1]	€ 34,296
Income from equity instruments	533	370	[1]	384
Income from companies accounted for using the equity method	324	737	[1]	704
Net fee and commission income (expense)	11,779	11,485		11,597
Gains (losses) on financial transactions	1,531	1,797		1,665
Other operating income (segments)	636	801		797
Total income	49,229	48,424	[1]	48,355
Administrative expenses and depreciation	(23,280)	(22,779)		(22,993)
Profit from operations	25,949	25,645		25,362
Net loan loss provisions	(9,321)	(8,873)		(9,209)
Other non-financial gains/(losses)	(4,085)	(2,571)		(4,062)
Operating profit/(loss) before tax	12,543	14,201	[1]	12,091
Income tax	(4,427)	(4,886)	[1]	(3,884)
Profit from continuing operations	8,116	9,315	[1]	8,207
Profit or loss after tax from discontinued operations	0	0	[1]	0
Profit for the year	8,116	9,315	[1],[2],[3]	8,207
Profit attributable to non-controlling interests	1,601	1,505	[1]	1,588
Profit attributable to the parent	6,515	7,810	[1]	6,619
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	31	113		50
Retail Banking
Business segments
Net interest income	33,157	32,261		32,169
Net fee and commission income (expense)	9,094	8,870		9,295
Gains (losses) on financial transactions	975	756		685
Other operating income (segments)	297	344		255
Total income	43,523	42,231		42,404
Administrative expenses and depreciation	(19,481)	(19,237)		(19,752)
Profit from operations	24,042	22,994		22,652
Net loan loss provisions	(9,154)	(8,549)		(8,374)
Other non-financial gains/(losses)	(1,623)	(1,791)		(2,535)
Operating profit/(loss) before tax	13,265	12,654		11,743
Income tax	(4,156)	(4,144)		(3,688)
Profit from continuing operations	9,109	8,510		8,055
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	9,109	8,510		8,055
Profit attributable to non-controlling interests	1,361	1,272		1,218
Profit attributable to the parent	7,748	7,238		6,837
Santander Corporate and Investment Banking
Business segments
Net interest income	2,721	2,461		2,442
Net fee and commission income (expense)	1,528	1,534		1,621
Gains (losses) on financial transactions	740	898		1,207
Other operating income (segments)	295	184		221
Total income	5,284	5,077		5,491
Administrative expenses and depreciation	(2,275)	(2,101)		(2,028)
Profit from operations	3,009	2,976		3,463
Net loan loss provisions	(155)	(199)		(682)
Other non-financial gains/(losses)	(86)	(97)		(80)
Operating profit/(loss) before tax	2,768	2,680		2,701
Income tax	(838)	(832)		(747)
Profit from continuing operations	1,930	1,848		1,954
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	1,930	1,848		1,954
Profit attributable to non-controlling interests	169	157		182
Profit attributable to the parent	1,761	1,691		1,772
Wealth Management and Insurance
Business segments
Net interest income	565	527		471
Net fee and commission income (expense)	1,201	1,142		712
Gains (losses) on financial transactions	116	131		37
Other operating income (segments)	341	299		426
Total income	2,223	2,099		1,646
Administrative expenses and depreciation	(911)	(873)		(593)
Profit from operations	1,312	1,226		1,053
Net loan loss provisions	25	(10)		(9)
Other non-financial gains/(losses)	(12)	(4)		(11)
Operating profit/(loss) before tax	1,325	1,212		1,033
Income tax	(312)	(285)		(187)
Profit from continuing operations	1,013	927		846
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	1,013	927		846
Profit attributable to non-controlling interests	53	52		50
Profit attributable to the parent	960	875		796
Santander Global Platform
Business segments
Net interest income	92	79		63
Net fee and commission income (expense)	6	7		7
Gains (losses) on financial transactions	(3)	0		0
Other operating income (segments)	(14)	(12)		(11)
Total income	81	74		59
Administrative expenses and depreciation	(240)	(142)		(67)
Profit from operations	(159)	(68)		(8)
Net loan loss provisions	(1)	0		0
Other non-financial gains/(losses)	(6)	(2)		(6)
Operating profit/(loss) before tax	(166)	(70)		(14)
Income tax	46	17		2
Profit from continuing operations	(120)	(53)		(12)
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	(120)	(53)		(12)
Profit attributable to non-controlling interests	0	1		0
Profit attributable to the parent	(120)	(54)		(12)
Corporate center
Business segments
Net interest income	(1,252)	(987)		(849)
Net fee and commission income (expense)	(50)	(68)		(38)
Gains (losses) on financial transactions	(297)	12		(225)
Other operating income (segments)	(18)	(14)		(94)
Total income	(1,617)	(1,057)		(1,206)
Administrative expenses and depreciation	(373)	(426)		(477)
Profit from operations	(1,990)	(1,483)		(1,683)
Net loan loss provisions	(36)	(115)		(46)
Other non-financial gains/(losses)	(237)	(101)		(181)
Operating profit/(loss) before tax	(2,263)	(1,699)		(1,910)
Income tax	157	14		32
Profit from continuing operations	(2,106)	(1,685)		(1,878)
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	(2,106)	(1,685)		(1,878)
Profit attributable to non-controlling interests	(9)	1		(1)
Profit attributable to the parent	(2,097)	(1,686)		(1,877)
Operating segment
Business segments
Net interest income	35,283	34,341		34,296
Net fee and commission income (expense)	11,779	11,485		11,597
Gains (losses) on financial transactions	1,531	1,797		1,704
Other operating income (segments)	901	801		797
Total income	49,494	48,424		48,394
Administrative expenses and depreciation	(23,280)	(22,779)		(22,917)
Profit from operations	26,214	25,645		25,477
Net loan loss provisions	(9,321)	(8,873)		(9,111)
Other non-financial gains/(losses)	(1,964)	(1,995)		(2,813)
Operating profit/(loss) before tax	14,929	14,777		13,553
Income tax	(5,103)	(5,230)		(4,588)
Profit from continuing operations	9,826	9,547		8,965
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	9,826	9,547		8,965
Profit attributable to non-controlling interests	1,574	1,483		1,449
Profit attributable to the parent	€ 8,252	€ 8,064		€ 7,516

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).